AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

CERTIFICATION PURSUANT TO RULE 497(j)

April 5, 2012

The undersigned, on behalf of the American Israeli Shared Values Capital Appreciation Fund (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated March 31, 2012, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ Jamia C. Jasper

By: Jamia C. Jasper

President, AmerIsrael Capital Management, LLC